Acquisitions - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended	6 Months Ended
	Feb. 09, 2015	Jun. 30, 2015	Jun. 30, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Business combination goodwill acquired		$ 141,090	$ 141,090	$ 139,774
Selling, General and Administrative Expense
Business Acquisition [Line Items]
Acquisition related costs		6,300	$ 11,600
Timber Tech Texas, Inc. and its affiliates
Business Acquisition [Line Items]
Date of acquisition			Feb. 09, 2015
Cash consideration for certain assets acquired	$ 5,800
Business combination tangible assets acquired	4,500
Business combination goodwill acquired	$ 1,300
Timber Tech Texas, Inc. and its affiliates | Selling, General and Administrative Expense
Business Acquisition [Line Items]
Acquisition related costs		$ 0	$ 100